                             PACIFIC CAPITAL FUNDS
                CLASS A AND CLASS B -- RETAIL SHARES PROSPECTUS

                        Supplement dated April 10, 2001
                      To Prospectus dated December 1, 2000

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

In the "Portfolio Managers" section on page 59 of the Prospectus, the paragraphs for the following two Funds have been deleted and replaced in their entirety with the following:

GROWTH STOCK FUND PORTFOLIO MANAGER

     Effective March 14, 2001, Clyde Powers, CFA serves as Vice President and Team Leader on the Equity Investment Team at The Asset Management Group of Bank of Hawaii and is responsible for the day to day management of the Fund. Mr. Powers has 28 years of experience managing growth funds and growth oriented portfolios for institutional investors. Prior to joining the Adviser in 1997, Mr. Powers served as a portfolio manager for Amcore Investment Group from 1995 to 1997, and as Managing Director -- Investment Operations for Union Capital Advisors from 1984 to 1995.

VALUE FUND PORTFOLIO MANAGERS

     Effective April 2, 2001, a team of Scott Takemoto, CFA and Derwin Osada, CFA is responsible for the day to day management of the Fund. Mr. Takemoto serves as Vice President on the Equity Investment Team at The Asset Management Group of Bank of Hawaii. Mr. Takemoto has served as a sector analyst and Senior Portfolio Manager with the Adviser from 1992 to the present. Mr. Osada has served as a Portfolio Manager with the Adviser from 1994 to the present.

   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

                                                                 12/00PCP0043/S1

                             PACIFIC CAPITAL FUNDS
                   CLASS Y -- INSTITUTIONAL SHARES PROSPECTUS

                        Supplement dated April 10, 2001
                      To Prospectus dated December 1, 2000

Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

In the "Portfolio Managers" section on page 47 of the Prospectus, the paragraphs for the following two Funds have been deleted and replaced in their entirety with the following:

GROWTH STOCK FUND PORTFOLIO MANAGER

     Effective March 14, 2001, Clyde Powers, CFA serves as Vice President and Team Leader on the Equity Investment Team at The Asset Management Group of Bank of Hawaii and is responsible for the day to day management of the Fund. Mr. Powers has 28 years of experience managing growth funds and growth oriented portfolios for institutional investors. Prior to joining the Adviser in 1997, Mr. Powers served as a portfolio manager for Amcore Investment Group from 1995 to 1997, and as Managing Director -- Investment Operations for Union Capital Advisors from 1984 to 1995.

VALUE FUND PORTFOLIO MANAGERS

     Effective April 2, 2001, a team of Scott Takemoto, CFA and Derwin Osada, CFA is responsible for the day to day management of the Fund. Mr. Takemoto serves as Vice President on the Equity Investment Team at The Asset Management Group of Bank of Hawaii. Mr. Takemoto has served as a sector analyst and Senior Portfolio Manager with the Adviser from 1992 to the present. Mr. Osada has served as a Portfolio Manager with the Adviser from 1994 to the present.

   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

                                                                 12/00PCP0044/S1